Loss Per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Net loss	$ (84,679)	$ (55,966)	$ (47,944)
Less preferred dividend	12,316	14,025	14,200
Less preferred deemed dividend	2,146	0	0
Net loss available to common shareholders	$ (99,141)	$ (69,991)	$ (62,144)
Weighted average number of shares, basic and diluted	100,932,876	84,526,411	83,479,636
Loss per share in U.S.Dollars, basic and diluted	$ (0.98)	$ (0.83)	$ (0.74)